CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,041,602,800	$ 585,977,324	¥ 4,456,405,874
Restricted cash	6,056,699	878,139	10,702,719
Short-term bank deposits	2,511,150,000	364,082,526	2,076,355,000
Accounts receivable, net of allowance for credit loss of RMB13,845,960 and RMB 8,875,133 as of December 31, 2021 and December 31, 2022, respectively	109,180,373	15,829,666	191,388,528
Prepayments	26,064,222	3,778,957	80,716,962
Amounts due from related parties	46,125,644	6,687,590	37,158,946
Other current assets	337,003,841	48,860,964	376,366,810
Total current assets	7,077,183,579	1,026,095,166	7,229,094,839
Property and equipment, net	16,987,890	2,463,013	25,110,713
Intangible assets, net	106,723,435	15,473,444	161,540,392
Long-term bank deposits	250,000,000	36,246,593	100,000,000
Investments	531,911,325	77,119,893	491,424,800
Goodwill	13,804,064	2,001,401	12,636,845
Right-of-use assets	49,910,725	7,236,375	72,309,492
Other non-current assets	98,845,391	14,331,235	64,785,300
TOTAL ASSETS	8,145,366,409	1,180,967,120	8,156,902,381
Current liabilities: (include amounts of the consolidated VIEs without recourse to DouYu International Holdings Limited.
Accounts payable	666,984,788	96,703,704	824,127,774
Advances from customers	6,458,807	936,439	7,476,002
Deferred revenue	288,152,276	41,778,153	235,134,242
Accrued expenses and other current liabilities	302,801,557	43,902,099	458,327,992
Amounts due to related parties	266,787,562	38,680,561	293,507,806
Lease liabilities due within one year	27,479,158	3,984,103	30,417,376
Total current liabilities	1,558,664,148	225,985,059	1,848,991,192
Lease liabilities	19,571,579	2,837,612	31,278,210
Deferred revenue	6,570,535	952,638	18,044,867
TOTAL LIABILITIES	1,584,806,262	229,775,309	1,898,314,269
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized, 34,568,689 shares issued and 34,136,627 shares outstanding as of December 31, 2021 and 34,538,226 shares issued and 31,977,665 shares outstanding as of December 31, 2022)	23,336	3,383	23,043
Treasury shares (1,755,803 and 2,560,561 ordinary shares as of December 31, 2021 and 2022, respectively)	(911,217,013)	(132,114,048)	(802,249,761)
Additional paid-in capital	10,670,286,906	1,547,046,179	10,618,537,927
Accumulated deficit	(3,520,524,817)	(510,428,116)	(3,445,102,409)
Accumulated other comprehensive income	321,990,770	46,684,273	(112,621,676)
Total DouYu International Holdings Limited Shareholders' equity	6,560,559,182	951,191,671	6,258,587,124
Noncontrolling interest	965	140	988
Total Shareholders' equity	6,560,560,147	951,191,811	6,258,588,112
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 8,145,366,409	$ 1,180,967,120	¥ 8,156,902,381